Document And Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	Eaton Vance NextShares Trust
Central Index Key	0001573035
Amendment Flag	false
Document Creation Date	Jun. 22, 2016
Document Effective Date	Jun. 22, 2016
Prospectus Date	Jun. 22, 2016
Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares
Risk/Return:
Trading Symbol	EVGBC